Borrowed Funds	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Borrowed Funds

Note 7—Borrowed Funds

Repurchase Agreements

Securities sold under agreements to repurchase generally mature within one to seven days from the transaction date. Securities underlying the repurchase agreements remain under the control of the Company.

Information concerning the Company’s securities sold under agreements to repurchase as of September 30, 2017 and December 31, 2016 is summarized as follows:

(In thousands)	September 30, 2017	December 31, 2016
Balance at period end	$3,146	$3,494
Average balance during the period	3,881	5,948
Average interest rate during the period	0.19%	0.19%
Maximum month-end balance during the period	$6,286	$8,031

Repurchase agreements are treated as collateralized financing obligations and are reflected as a liability in the consolidated balance sheets.

Senior and Subordinated Debt

In June 2014, the Company and the Bank completed an unregistered $245 million multi-tranche debt transaction and in March 2015, the Company completed an unregistered $50 million debt transaction. These transactions enhanced our liquidity and the Bank’s capital levels to support balance sheet growth. Details of the debt transactions are as follows:

(In thousands)	September 30, 2017	December 31, 2016
Cadence Bancorporation:
4.875% senior notes, due June 28, 2019	$145,000	$145,000
5.375% senior notes, due June 28, 2021	50,000	50,000
7.250% subordinated notes, due June 28, 2029, callable in 2024	35,000	35,000
6.500% subordinated notes, due March 2025, callable in 2020	40,000	40,000

Total long-term debt—Cadence Bancorporation	270,000	270,000
Cadence Bank:
6.250% subordinated notes, due June 28, 2029, callable in 2024	25,000	25,000
Debt issuance cost and unamortized premium	(1,738)	(2,693)
Purchased 4.875% senior notes, due June 28, 2019	(10,078)	(78)

Total long-term debt	$283,184	$292,229

The senior transactions were structured with 4 and 7 year maturities to provide holding company liquidity and to stagger the Company’s debt maturity profile. The $35 million and $25 million subordinated debt transactions were structured with a 15 year maturity, 10 year call options, and fixed-to-floating interest rates in order to maximize regulatory capital treatment. These subordinated debt structures were designed to achieve full Tier 2 capital treatment for 10 years. The $40 million subordinated debt transaction has a 5 year call option.

The Company’s senior notes are unsecured, unsubordinated obligations and are equal in right of payment to all of the Company’s other unsecured debt. The Company’s subordinated notes are unsecured obligations and will be subordinated in right of payment to all of the Company’s senior indebtedness and general creditors and to depositors at the Bank. The Company’s senior notes and subordinated notes are not guaranteed by any subsidiary of the Company, including the Bank.

The Bank’s subordinated notes are unsecured obligations and are subordinated in right of payment to all of the Bank’s senior indebtedness and general creditors and to depositors of the Bank. The Bank’s subordinated notes are not guaranteed by the Company or any subsidiary of the Bank.

Payment of principal on the Company’s and Bank’s subordinated notes may be accelerated by holders of such subordinated notes only in the case of certain insolvency events. There is no right of acceleration under the subordinated notes in the case of default. The Company and/or the Bank may be required to obtain the prior written approval of the Federal Reserve, and, in the case of the Bank, the OCC, before it may repay the subordinated notes issued thereby upon acceleration or otherwise.

Junior Subordinated Debentures

In conjunction with the Company’s acquisition of Cadence Financial Corporation and Encore Bank, N.A., the junior subordinated debentures were marked to their fair value as of their respective acquisition dates. The related mark is being amortized over the remaining term of the junior subordinated debentures. The following is a list of junior subordinated debt:

(In thousands)	September 30, 2017	December 31, 2016
Junior subordinated debentures, 3 month LIBOR plus 2.85%, due 2033	$30,000	$30,000
Junior subordinated debentures, 3 month LIBOR plus 2.95%, due 2033	5,155	5,155
Junior subordinated debentures, 3 month LIBOR plus 1.75%, due 2037	15,464	15,464

Total par value	$50,619	$50,619
Purchase accounting adjustment, net of amortization	(14,266)	(14,630)

Total junior subordinated debentures	$36,353	$35,989

Advances from FHLB and Borrowings from FRB

FHLB advances are collateralized by deposits with the FHLB, FHLB stock and loans. FHLB advances were $250 million as of September 30, 2017. $100 million of these advances are fixed rate and will mature in October 2017 while $150 million are short-term daily rate credit advances. There were no outstanding FHLB advances as of December 31, 2016. Any advances are collateralized by $1.6 billion of commercial and residential real estate loans pledged under a blanket lien arrangement as of September 30, 2017.

As of September 30, 2017 and December 31, 2016, the FHLB has issued for the benefit of the Bank irrevocable letters of credit totaling $435 million. The Bank has a $35 million irrevocable letter of credit in favor of the State of Alabama SAFE Program to secure certain deposits of the State of Alabama. This letter of credit expires September 27, 2018 upon 45 days’ prior notice of non-renewal; otherwise it automatically extends for a successive one-year term. The Bank also has a $400 million irrevocable letter of credit to secure a large treasury management deposit. This letter of credit expires May 26, 2018 upon 45 days’ prior notice of non-renewal; otherwise it automatically extends for a successive one-year term.

There were no borrowings from the FRB discount window as of September 30, 2017 and December 31, 2016. Any borrowings from the FRB will be collateralized by $810.8 million in commercial loans pledged under a borrower-in-custody arrangement.

Note 8—Borrowed Funds

Repurchase Agreements

Securities sold under agreements to repurchase generally mature within one to seven days from the transaction date. Securities underlying the repurchase agreements remain under the control of the Company.

Information concerning the Company’s securities sold under agreements to repurchase as of December 31, 2016 and 2015 is summarized as follows:

	As of December 31,
(In thousands)	2016	2015
Balance at period end	$3,494	$5,840
Average balance during the year	5,948	7,486
Average interest rate during the year	0.19%	0.15%
Maximum month-end balance during the period	$8,031	$10,838

Repurchase agreements are treated as collateralized financing obligations and are reflected as a liability in the consolidated balance sheets.

Senior and Subordinated Debt

On March 21, 2014, the Company entered into a loan agreement with an unaffiliated third party to borrow up to $75 million, less applicable debt issuance costs. Interest was payable at a variable rate of LIBOR plus five percent, due monthly. The Company received $75 million dollars and $60 million of the cash proceeds was contributed to the Bank as equity in March, 2014. This debt was repaid in the second quarter of 2014, and new debt was issued, as discussed below.

In June 2014, the Company and the Bank completed an unregistered $245 million multi-tranche debt transaction and in March 2015, the Company completed an unregistered $50 million debt transaction ($10 million senior; $40 million subordinated). These transactions enhanced our liquidity and the Bank’s capital levels to support balance sheet growth. Details of the debt transactions are as follows:

	As of December 31,
(in thousands)	2016	2015
Cadence Bancorporation:
4.875% senior notes, due June 28, 2019	$145,000	$145,000
5.375% senior notes, due June 28, 2021	50,000	50,000
7.250% subordinated notes, due June 28, 2029, callable in 2024	35,000	35,000
6.500% subordinated notes, due March 2025 , callable in 2020	40,000	40,000

Total long-term debt—Cadence Bancorporation	270,000	270,000
Cadence Bank:
6.250% subordinated notes, due June 28, 2029, callable in 2024	25,000	25,000
Debt issuance cost and unamortized premium	(2,771)	(3,744)

Total long-term debt	$292,229	$291,256

The senior transactions were structured with 4 and 7 year maturities to provide holding company liquidity and to stagger the Company’s debt maturity profile. The $35 million and $25 million subordinated debt transactions were structured with a 15 year maturity, 10 year call options, and fixed-to-floating interest rates in order to maximize regulatory capital treatment. These subordinated debt structures were designed to achieve full Tier 2 capital treatment for 10 years. The $40 million subordinated debt transaction has a 5 year call option.

The Company’s senior notes are unsecured, unsubordinated obligations and are equal in right of payment to all of the Company’s other unsecured debt. The Company’s subordinated notes are unsecured obligations and will be subordinated in right of payment to all of the Company’s senior indebtedness and general creditors and to depositors at the Bank. The Company’s senior notes and subordinated notes are not guaranteed by any subsidiary of the Company, including the Bank.

The Bank’s subordinated notes are unsecured obligations and are subordinated in right of payment to all of the Bank’s senior indebtedness and general creditors and to depositors of the Bank. The Bank’s subordinated notes are not guaranteed by the Company or any subsidiary of the Bank.

Payment of principal on the Company’s and Bank’s subordinated notes may be accelerated by holders of such subordinated notes only in the case of certain insolvency events. There is no right of acceleration under the subordinated notes in the case of default. The Company and/or the Bank may be required to obtain the prior written approval of the Federal Reserve, and, in the case of the Bank, the OCC, before it may repay the subordinated notes issued thereby upon acceleration or otherwise.

Junior Subordinated Debentures

In conjunction with the Company’s acquisition of CBC and Encore, the junior subordinated debentures were marked to their fair value as of their respective acquisition dates. The related mark is being amortized over the remaining term of the junior subordinated debentures. The following is a list of junior subordinated debt:

	As of December 31,
(In thousands)	2016	2015
Junior subordinated debentures, 3 month LIBOR plus 2.85%, due 2033	$30,000	$30,000
Junior subordinated debentures, 3 month LIBOR plus 2.95%, due 2033	5,155	5,155
Junior subordinated debentures, 3 month LIBOR plus 1.75%, due 2037	15,464	15,464

Total par value	$50,619	$50,619
Purchase accounting adjustment, net of amortization	(14,630)	(15,170)

Total junior subordinated debentures	$35,989	$35,449

Advances from FHLB and Borrowings from FRB

FHLB advances are collateralized by deposits with the FHLB, FHLB stock and loans. FHLB advances were $370 million as of December 31, 2015, all of which matured and repaid in January 2016. There were no outstanding FHLB advances as of December 31, 2016. Any advances will be collateralized by $2.1 billion of commercial and residential real estate loans pledged under a blanket lien arrangement as of December 31, 2016.

As of December 31, 2016, the FHLB has issued for the benefit of the Bank an irrevocable letter of credit. The Bank has a $35 million irrevocable letter of credit in favor of the State of Alabama SAFE Program to secure certain deposits of the State of Alabama. This letter of credit expires September 27, 2017 upon 45 days’ prior notice of non-renewal; otherwise it automatically extends for a successive one-year term.

There were no borrowings from the FRB discount window as of December 31, 2016 and 2015. Any borrowings from the FRB will be collateralized by $708 million in commercial loans pledged under a borrower-in-custody arrangement.